Basis of Presentation	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Basis of Presentation
2.	BASIS OF PRESENTATION
Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”).
These consolidated financial statements have been approved and authorized for issuance by the Board of Directors on June 13, 2022.
Entities under common control
On March 29, 2021, the Company entered into an agreement with Algoma Steel Intermediate Parent S.A.R.L. to purchase all of the issued and outstanding Common shares
(100,000,001) held in Algoma Steel Holdings Inc. in exchange for 100,000,000 additional Common shares in the Company.
This acquisition was deemed a transaction among entities under common control. The ultimate parent company at the time of the transaction, Algoma Steel Parent S.C.A. was unchanged. The transaction was among entities under common control and therefore did not result in a change in control at the ultimate parent level. Accordingly, the Company accounted for this transaction at the carrying amount of net assets. The difference between the share consideration received or transferred and the carrying amount of the net assets was considered immaterial, as such no gain or loss was recognized in the consolidated financial statements of the Company. Resultantly, the Company’s financial position and results of operations are presented as though they were operating continuously from the beginning.
The consolidated financial statements have been prepared on a going concern assumption using historical cost basis, except for certain financial instruments that are measured at fair value, as explained in the accounting policies disclosed in Note 3. Historical cost is generally based on the fair value of the consideration given in exchange for assets. The going concern assumption assumes the realization of assets and the discharge of liabilities in the normal course of business.
Functional and presentation currency
The Company and its subsidiaries’ functional currency is the United States dollar (“US dollar”). The US dollar is the currency of the primary economic environment in which the Company and subsidiaries operate.

For reporting purposes, the consolidated financial statements are presented in millions of Canadian dollars
(“$C”). The assets and liabilities are translated into the reporting currency using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at average exchange rates for the reporting period. Exchange differences arising are recognized in other comprehensive (loss) income and accumulated in equity under the heading ‘Foreign exchange on translation to presentation currency’.
Equity transactions, as disclosed in Note 28, are translated at the historical exchange rates. The resulting net translation adjustment has been recorded in other comprehensive income (loss) for the year.